PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid expenses (1)	1,344,525	1,269,908
Tax recoverable	907,629	1,322,332
Deposits	33,941	53,950
Loans to third parties	5,787	40,155
Staff advances (2)	2,518	6,489
Interest receivables	532	540
Others	80,409	96,199
	2,375,341	2,789,573
(1)	Prepaid expenses mainly represented the prepayments to Microsoft for the cloud services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.
(2)	For the year ended December 31, 2024, the company provided loan to certain senior managers who are not directors or executive officers in the amount of RMB1.8 million. This amount had been fully settled as of March 2025

Schedule of allowance for doubtful debt

	For the years ended December 31,
	2023	2024
	RMB	RMB
Balance at beginning of the year	131,624	445,669
Addition	313,993	1,616
Write-off	—	(90,296)
Foreign exchange difference	52	46
Balance at the end of the year	445,669	357,035